Receivables and Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Receivables and Other Assets [Abstract]
Servicing advances	$ 11,353	$ 16,647
Interest receivable	4,255	8,222
Deferred tax receivable	18,191	2,757
Repurchased loans held for sale	1,689	3,839
Other receivables	7,113	3,632
Total other assets	$ 42,601	$ 35,097